Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 16	$ 24	$ 63	$ 65
Allowance for credit losses on debt securities	3,769	3,535	3,769	3,535
Provision (recovery) of credit losses	(655)	(561)	(2,138)	(1,810)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	4		4		$ 80
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	1		1		75
Provision (recovery) of credit losses	0		0	(2)
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	3		3		$ 5
Provision (recovery) of credit losses	0	(9)	(2)	11
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	4	3	316	17
Gain (loss) on sale of equity securities measured at fair value	(1)	1	67	3
Dividend Income recognized	$ 0	$ 0	$ 3	$ 0